CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Sales	$ 776,607	$ 266,762	$ 800,365	$ 814,587
Cost of goods sold	261,663	92,416	346,787	393,102
Gross profit	514,944	174,346	453,578	421,485
Operating expenses:
Selling, general and administrative expenses	2,721,934	2,428,697	4,891,525	6,601,353
Research and development	153,760	95,805	134,544	274,005
Total operating expenses	2,875,694	2,524,502	5,026,069	6,875,358
Loss from operations	(2,360,750)	(2,350,156)	(4,572,491)	(6,453,873)
Other income (expense)
Interest income	8	$ 16	21	$ 276
Gain from reversal of litigation accrual	$ 56,956		448,044
Gain (loss) on conversion of interest			12,841	$ (201,175)
Other income		$ 448,422	2,278	$ 17,000
Loss on settlement	$ (80,000)		$ (412,867)
Loss on sale of assets				$ (11,413)
Loss on extinguishment of debt			$ (596,648)
Interest expense	$ (254,794)	$ (226,607)	(394,903)	$ (462,760)
Total other income (expense)	(277,830)	221,831	(941,234)	(658,072)
Net loss	$ (2,638,580)	$ (2,128,325)	$ (5,513,725)	$ (7,111,945)
Net loss per common share - basic and diluted	$ (0.05)	$ (0.05)	$ (0.12)	$ (0.2)
Weighted average shares outstanding - basic and diluted	48,368,086	44,165,535	45,190,119	36,410,142